Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,560	$ 3,706	[1]		$ 3,736
Tax charge (credit) recognized within other comprehensive income	227	714		$ 1,499
Tax recognized directly in equity	(37)	(17)		$ 263
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	2,421	2,758
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	$ 2,421	1,563
India
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period		$ 1,108

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.